ORGANIZATION - Principal Subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jul. 27, 2018	Dec. 31, 2025 CNY (¥) subsidiary	Dec. 31, 2025 USD ($) subsidiary	Dec. 31, 2024 CNY (¥)
ORGANIZATION.
Assets		¥ 30,301,584	$ 4,324,905	¥ 23,125,926
Luckin BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin International BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
First Ray Cayman
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
First Ray BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
1st Ray International
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Singapore Holding
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Singapore
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin HK
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Trading HK
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Roasting
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin HK Operation
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Beijing WFOE
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin TJ
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin China
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Roasting (Pingnan) Co., Ltd
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Food (Jiangsu) Co., Ltd
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
First Ray Operations (New York) LLC
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin coffee
ORGANIZATION.
Number of subsidiaries		67	67
Luckin China | Beijing WFOE
ORGANIZATION.
Percentage of equity interest in subsidiaries transferred	100.00%